Deferred Income Taxes (Details 3)	Dec. 31, 2021 CAD ($)
Statement [Line Items]
Unrecognized Unused Non-capital Losses	$ 11,225,000
2041
Statement [Line Items]
Unrecognized Unused Non-capital Losses	929,000
No Date of Expiry
Statement [Line Items]
Unrecognized Unused Non-capital Losses	1,162,000
2026
Statement [Line Items]
Unrecognized Unused Non-capital Losses	57,000
2027
Statement [Line Items]
Unrecognized Unused Non-capital Losses	242,000
2028
Statement [Line Items]
Unrecognized Unused Non-capital Losses	0
2029
Statement [Line Items]
Unrecognized Unused Non-capital Losses	0
2030
Statement [Line Items]
Unrecognized Unused Non-capital Losses	490,000
2031
Statement [Line Items]
Unrecognized Unused Non-capital Losses	837,000
2032
Statement [Line Items]
Unrecognized Unused Non-capital Losses	897,000
2033
Statement [Line Items]
Unrecognized Unused Non-capital Losses	293,000
2034
Statement [Line Items]
Unrecognized Unused Non-capital Losses	875,000
2035
Statement [Line Items]
Unrecognized Unused Non-capital Losses	1,090,000
2036
Statement [Line Items]
Unrecognized Unused Non-capital Losses	0
2037
Statement [Line Items]
Unrecognized Unused Non-capital Losses	2,074,000
2038
Statement [Line Items]
Unrecognized Unused Non-capital Losses	858,000
2039
Statement [Line Items]
Unrecognized Unused Non-capital Losses	843,000
2040
Statement [Line Items]
Unrecognized Unused Non-capital Losses	$ 886,000